BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash		$ 1,894
Escrow accounts hold by director		300,500
Prepaid expenses	20,000	10,000
Escrow account hold by attorney	178,452
Total Current Assets	198,452	312,394
TOTAL ASSETS	198,452	312,294
CURRENT LIABILITIES:
Accounts payable
Accounts payable-Related party
Accrued interest
Accrued interest - Related parties
Accrued Liabilities	20,000	14,520
Amount due to shareholder		66,758
Other payables
Notes payable - Related parties
Total Current Liabilities	20,000	81,278
STOCKHOLDERS' DEFICIT:
Preferred stock, Class A Preferred Stock; $0.001 par value 175,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 2016: 310,868,500 (2015: 310,868,500) shares issued and outstanding	310,869	310,869
Additional paid-in capital	413,349	413,349
Accumulated deficit	(545,766)	(493,102)
Total Stockholders' Equity	178,452	231,116
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 198,452	$ 312,394